Accounts receivable, net	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable, net, consist of the following:

	September 30, 2025	September 30, 2024

Accounts receivable - third parties	$3,322,330	$2,188,613
Less: allowance for credit losses	(618,524)	(75,931)
Total accounts receivable, net	$2,703,806	$2,112,682

Movements of allowance for credit losses are as follows:

	September 30, 2025	September 30, 2024

Beginning balance	$75,931	$302,084
Addition (Reversal)	536,626	(231,966)
Exchange rate effect	5,967	5,813
Ending balance	$618,524	$75,931